Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	AIP Series Trust
Central Index Key	0001561722
Amendment Flag	false
Document Creation Date	Jul. 29, 2014
Document Effective Date	Jul. 31, 2014
Prospectus Date	Jul. 31, 2014
AIP Dynamic Alternative Strategies Fund | Class A
Risk/Return:
Trading Symbol	DASAX
AIP Dynamic Alternative Strategies Fund | Class C
Risk/Return:
Trading Symbol	DACSX
AIP Dynamic Alternative Strategies Fund | Class I
Risk/Return:
Trading Symbol	DASIX
AIP Dynamic Alternative Strategies Fund | Class IS
Risk/Return:
Trading Symbol	DAISX